BUSINESS COMBINATIONS - General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options
BUSINESS COMBINATIONS
Amount of cash paid	$ 4,183,000	$ 4,367,000
Number of Ordinary shares issued | Options	1,600,499	1,600,499
Value of Preferred shares issued		$ 2,465,000
Ordinary share of company		$ 40,928,000
Period for achieving certain operating and financial milestones		2 years
Fair value of the contingent consideration		$ 1,375,000
7LFreight
BUSINESS COMBINATIONS
Amount of cash paid		$ 4,500,000
Number of Ordinary shares issued		102,320
Value of Preferred shares issued		$ 2,465,000
cash		600,000
Contingent consideration		688,000
Other long term liabilities		$ 687,000